Related party transactions and Directors' remuneration - Group's financial statements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Total income	£ 21,632	£ 21,136	[1],[2]	£ 21,076	[2]
Credit impairment charges	(1,912)	(1,468)	[2]	(2,336)	[2],[3]
Operating expenses	(15,434)	(16,243)	[2]	(15,456)	[2]
Assets	1,140,229	1,133,300		£ 1,133,200
Liabilities	1,074,569	1,069,504
Associates [member]
Disclosure of transactions between related parties [line items]
Total income	0	0
Credit impairment charges	0	0
Operating expenses	(46)	(27)
Assets	0	12
Liabilities	0	85
Joint Ventures [member]
Disclosure of transactions between related parties [line items]
Total income	12	7
Credit impairment charges	0	0
Operating expenses	0	(7)
Assets	1,303	1,288
Liabilities	0	2
Pension funds [member]
Disclosure of transactions between related parties [line items]
Total income	5	4
Credit impairment charges	0	0
Operating expenses	0	0
Assets	3	3
Liabilities	£ 75	£ 139

[1]

During 2018, £ 351 m of certain legacy capital i nstrument funding costs were charged to Head Office, the impact of which would have been materially the same i f the charges had been included in full year 2017

[2]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[3]	The comparatives for 2017 are presented on an IAS 39 basis